Quarterly Results of Operations	12 Months Ended
Dec. 31, 2010
Quarterly Results of Operations (unaudited) [Abstract]
Quarterly Results of Operations (unaudited)

14.	Quarterly Results of Operations (unaudited)

Following is a summary of the quarterly results of operations for the years ended December 31, 2010 and 2009 (in thousands, except per share amounts):

	March 31,	June 30,	September 30,	December 31,
	2010	2010	2010	2010

Total revenue	$4,000	$—	$239	$144

Operating expenses:
Research and development	2,837	2,736	2,403	2,234
General and administrative	1,253	1,382	895	955
Restructuring and asset impairment	13	13	11	11

Total expenses	4,103	4,131	3,309	3,200

Loss from operations	(103)	(4,131)	(3,070)	(3,056)
Net interest expense	(99)	(105)	(92)	(2)
Other income (expense), including extinguishment of debt	(2)	108	4,477	696

Loss before income taxes	(204)	(4,128)	1,315	(2,362)
Income tax benefit (provision)	—	—	—	—

Net income (loss)	$(204)	$(4,128)	$1,315	$(2,362)

Basic and diluted net income (loss) per common share	$(0.00)	$(0.04)	$0.01	$(0.01)

Shares used in computing basic net loss per common share	99,872	104,891	139,167	169,824

Shares used in computing diluted net loss per common share	99,872	104,891	140,177	169,824

	March 31,	June 30,	September 30,	December 31,
	2009	2009	2009	2009

Total revenues	$—	$—	$4,883	$—

Operating expenses:
Research and development	3,726	2,927	2,426	2,327
General and administrative	1,398	1,368	1,323	941
Restructuring and asset impairment	17	205	1,638	14

Total expenses	5,141	4,500	5,387	3,282

Loss from operations	(5,141)	(4,500)	(504)	(3,282)
Net interest expense	(76)	(91)	(93)	(96)
Other income (expense)	(1)	(3)	1	(1)

Loss before income taxes	(5,218)	(4,594)	(596)	(3,379)
Income tax benefit	—	—	—	15

Net loss	$(5,218)	$(4,594)	$(596)	$(3,364)

Basic and diluted net loss per common share	$(0.07)	$(0.05)	$(0.01)	$(0.03)

Shares used in computing basic and diluted net loss per common share	70,704	99,298	99,347	99,648